Document and Entity Information	Apr. 11, 2022
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Vor Biopharma Inc.
Amendment Flag	false
Entity Central Index Key	0001817229
Document Period End Date	Apr. 11, 2022
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39979
Entity Tax Identification Number	81-1591163
Entity Address, Address Line One	100 Cambridgepark Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	617
Local Phone Number	655-6580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	VOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false